Label	Element	Value
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard US Equity Concentrated Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	The following replaces the table in “Fees and Expenses” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The following replaces the table in “Example” in the “Summary Section—Lazard US Equity Concentrated Portfolio—Example” in the Prospectus:
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	THE LAZARD FUNDS, INC. Lazard Enhanced Opportunities Portfolio Lazard US Equity Concentrated Portfolio Supplement to Current Prospectus Please retain this supplement for future reference.
Lazard US Equity Concentrated Portfolio | Open Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.05%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,598
Lazard US Equity Concentrated Portfolio | Institutional Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.80%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	577
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,313
Lazard US Equity Concentrated Portfolio | R6 Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%	[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,255

[1]	Restated to reflect current management fees.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.05% and .75% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2026 until May 1, 2035, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[3]	Restated to reflect current expenses.